Accumulated Other Comprehensive Income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-regulated fuel for generation and purchased power	$ 225	$ 209
Income (Loss) from Equity Method Investments	154	124
Operating, maintenance and general	1,564	1,372
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	816	819
Income tax expense (recovery)	69	520
Net income	747	299
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(1)	47
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(6)	7
Income tax expense (recovery)	0	1
Net income	(6)	8
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Power and Gas Swaps [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-regulated fuel for generation and purchased power	(1)	(3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Foreign Exchange Forward [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Regulated	(5)	10
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	7	36
Income tax expense (recovery)	2	4
Net income	9	40
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating, maintenance and general	25	33
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating, maintenance and general	(1)	(8)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment, Net Transition Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and Other Postretirement Benefit Expense	(17)	11
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Available For Sale Securities Gain Loss Including Portion Attributable To Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Income (Expense)	0	(1)
Net income	$ (4)	$ (1)